Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Deficit [Member]	Attributable to Shareholders of the Parent Company [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Aug. 31, 2018	$ 818,454	$ 25,950	$ (159,742)	$ (721,125)	$ (36,463)	$ 11,152	$ (25,311)
Beginning Balance (Shares) at Aug. 31, 2018							29,103,411
Statements [Line Items]
Stock based compensation		571			571		$ 571
Shares issued for interest on convertible note	687				687		$ 687
Shares issued for interest on convertible note (Shares)							545,721
Share issuance - financing	4,155				4,155		$ 4,155
Share issuance - financing (Shares)							3,124,059
Share issuance costs	(153)				(153)		$ (153)
Warrants exercised	1,837				1,837		$ 1,837
Warrants exercised (shares)							968,770
Transactions with non-controlling interest				(825)	(825)	3,177	$ 2,352
Foreign currency translation adjustment			2,361		2,361		2,361
Net loss for the year				(13,137)	(13,137)		(13,137)
Ending Balance at May. 31, 2019	824,980	26,521	(157,381)	(735,087)	(40,967)	14,329	$ (26,638)
Ending Balance (Shares) at May. 31, 2019							33,741,961
Statements [Line Items]
Stock based compensation		256			256		$ 256
Share issuance - financing	30,869				30,869		$ 30,869
Share issuance - financing (Shares)							23,953,826
Share issuance costs	(1,723)				(1,723)		$ (1,723)
Warrants exercised	144				144		$ 144
Warrants exercised (shares)							80,000
Shares issued for loan facility	1,000				1,000		$ 1,000
Shares issued for loan facility (Shares)							800,000
Contributions of Waterberg JV Co				(292)	(292)	1,122	$ 830
Foreign currency translation adjustment			(2,256)		(2,256)		(2,256)
Net loss for the year				(3,639)	(3,639)		(3,639)
Ending Balance at Aug. 31, 2019	855,270	26,777	(159,637)	(739,018)	(16,608)	15,451	$ (1,157)
Ending Balance (Shares) at Aug. 31, 2019							58,575,787
Statements [Line Items]
Stock based compensation		1,143			1,143		$ 1,143
Shares issued for interest on convertible note	687				687		$ 687
Shares issued for interest on convertible note (Shares)							517,468
Share issuance - financing	4,000				4,000		$ 4,000
Share issuance - financing (Shares)							3,225,807
Share issuance costs	(284)				(284)		$ (284)
Warrants exercised	55				55		$ 55
Warrants exercised (shares)							28,040
Contributions of Waterberg JV Co				(214)	(214)	1,447	$ 1,233
Foreign currency translation adjustment			(4,034)		4,034		(4,034)
Net loss for the year				(5,898)	(5,898)		(5,898)
Ending Balance at May. 31, 2020	$ 859,728	$ 27,920	$ (163,671)	$ (745,130)	$ (21,153)	$ 16,898	$ (4,255)
Ending Balance (Shares) at May. 31, 2020							62,347,102